UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05052

Value Line New York Tax Exempt Trust.
(Exact name of registrant as specified in charter)

7 Times Square,21st Floor, New York,NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: January 31

Date of reporting period: October 31,2011

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 10/30/11  is included with this Form.

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)	October 31, 2011

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (95.1%)

	NEW YORK CITY (34.0%)
$150,000	Battery Park City Authority, Senior Revenue Bonds, Ser. B, 5.00%, 11/1/34	Aaa		$162,641
90,000	General Obligation Unlimited, Fiscal 2007, Ser. C, 5.00%, 1/1/17	Aa2		103,857
100,000	General Obligation Unlimited, Fiscal 2008, Ser. A-1, 5.00%, 8/1/12	Aa2		103,485
350,000	General Obligation Unlimited, Fiscal 2008, Subser C-1, FSA Insured, 5.00%, 10/1/24	Aa2		384,734
150,000	General Obligation Unlimited, Fiscal 2010, Ser. F, 5.00%, 8/1/16	Aa2		173,249
150,000	General Obligation Unlimited, Fiscal 2011, Ser. I, Subser I-1, 5.00%, 8/1/17	Aa2		174,633
100,000	General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2		107,835
	Health & Hospital Corp., Revenue Bonds, Health Systems, Ser. A:
155,000	5.00%, 2/15/14	Aa3		167,871
150,000	5.00%, 2/15/15	Aa3		166,110
250,000	5.00%, 2/15/16	Aa3		280,617
110,000	Industrial Development Agency, Special Facility Revenue Refunding Bonds, New York
	Stock Exchange Project, Ser. A, 5.00%, 5/1/29	Aa3		116,701
	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds:
100,000	Ser. B, 5.00%, 6/15/12	Aa1		103,004
50,000	Ser. BB, 5.00%, 6/15/31	Aa2		53,765
500,000	Ser. C, 4.75%, 6/15/33	Aa1		512,900
150,000	Ser. C, 5.00%, 6/15/30	Aa1		160,560
250,000	Ser. DD, 4.50%, 6/15/38	Aa2		252,413
	Municipal Water Finance Authority, Water and Sewer System Revenue, Second General
	Resolution Revenue Bonds:
150,000	Ser. GG-1, 5.25%, 6/15/32	Aa2		163,959
200,000	Ser. GG-1, 5.00%, 6/15/39	Aa2		211,538
125,000	Town of Babylon, Public Improvement Bonds, General Obligation Unlimited, 4.50%,
	4/1/29	AA+	*	129,364
	Transitional Finance Authority, Building Aid Revenue Bonds:
250,000	Fiscal 2007, Ser. S-1, FGIC Insured, 5.00%, 7/15/23	Aa3		273,277
200,000	Fiscal 2009, Ser. S-5, 5.00%, 1/15/26	Aa3		216,434
	Transitional Finance Authority, Revenue Bonds:
150,000	Subordinated Future Tax Secured, Ser. A, 5.00%, 5/1/30	Aa1		162,567
400,000	Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	Aa1		444,720
150,000	Transitional Finance Authority, Revenue Bonds, Future Tax Secured, Fiscal 2011, Ser.
	D, 5.00%, 2/1/35	Aa1		160,893
135,000	Transitional Finance Authority, Revenue Refunding Bonds, Future Tax D-2, NATL-RE
	FGIC-TCRS Insured, 5.00%, 11/1/13	Aa1		146,979
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art - 1A,
	5.00%, 4/1/28	Aa2		270,142
100,000	Trust for Cultural Resources, Revenue Bonds, Whitney Museum of American Art,
	5.25%, 7/1/25	A	*	110,885
				5,315,133
	NEW YORK STATE (58.5%)
100,000	County of Rockland, General Obligation Unlimited, Ser. B, 3.00%, 9/1/21	A1		95,892
150,000	County of Saratoga, New York Public Improvement Bonds, General Obligation
	Unlimited, Ser. A, 4.00%, 7/15/21	Aa1		162,717
	Dormitory Authority, Revenue Bonds:
485,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	Aa3		514,633
250,000	Mental Health Services Facilities Improvement, Ser. B, AMBAC Insured, 5.00%,
	2/15/25	AA-	*	262,495
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	AAA	*	542,590

1

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)

Principal Amount		Rating(unaudited)		Value
$900,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	AAA	*	$955,746
250,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. D, 5.00%,
	11/15/16	A2		283,505
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Revenue Bonds,
	Ser. B, 5.00%, 11/15/34	AA	*	263,520
200,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. A, AGM
	Insured, 5.00%, 11/15/36	Aa3		210,148
100,000	New York State Dormitory Authority, Cornell University Revenue Bonds, Ser. A, 5.00%,
	7/1/40	Aa1		107,485
135,000	New York State Dormitory Authority, Fordham University Revenue Bonds, Ser. B,
	5.00%, 7/1/28	Aa3		143,474
100,000	New York State Dormitory Authority, Lease Revenue Bonds, Ser. A, 5.25%, 5/15/13	Aa3		106,652
200,000	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
	Revenue Bonds, 4.75%, 2/15/19	AA+	*	227,680
50,000	New York State Dormitory Authority, Revenue Bonds, Ser. D, 5.00%, 3/15/36	AAA	*	52,395
150,000	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds,
	General Purpose, Ser. A, 5.00%, 3/15/31	AAA	*	163,829
	New York State Environmental Facilities Corp.:
500,000	Revenue Bonds, Ser. A, 5.00%, 6/15/14	Aa1		555,820
100,000	Revenue Bonds, Ser. A, 5.25%, 1/1/12	Aa2		100,844
125,000	Revenue Bonds, Ser. C, 4.13%, 6/15/22	Aa1		133,450
500,000	New York State Environmental Facilities Corp., Revenue Bonds, 5.00%, 6/15/28	Aa1		540,285
250,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Sub
	Lien - Ser. B, 5.00%, 4/1/14	AAA	*	276,670
100,000	New York State Thruway Authority, Second General Highway and Bridge Trust Revenue
	Bonds, Ser. A, 5.00%, 4/1/18	AA	*	117,355
	New York State Urban Development Corp.:
250,000	Revenue Bonds, Ser. A-1, 5.00%, 1/1/19	AA-	*	287,582
100,000	Revenue Bonds, Ser. B-1, 5.00%, 3/15/17	AAA	*	116,682
150,000	Revenue Bonds, Ser. C, 5.00%, 12/15/17	AAA	*	177,103
150,000	New York State, General Obligation Unlimited, Ser. A, 3.50%, 2/15/23	Aa2		153,284
70,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One
	Hundred Sixtieth Series, GO OF AUTH Insured, 4.25%, 9/15/34	Aa2		69,290
150,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One
	Hundred Sixty -Third Series, 4.00%, 7/15/27	Aa2		152,981
250,000	Thruway Authority, Revenue Bonds, Second General Highway and Bridge Trust Fund,
	Ser. A, AMBAC Insured, 5.00%, 4/1/20	AA	*	275,185
175,000	Tobacco Settlement Financing Corp., Revenue Bonds, Asset Backed, Ser. A1, BHAC-
	CR AMBAC Insured, 5.25%, 6/1/21	Aa1		185,939
120,000	Town of East Fishkill, New York Public Improvement Bonds, General Obligation
	Unlimited, AGM Insured, 4.38%, 3/15/29	Aa2		127,284
105,000	Town of Oyster Bay, New York Public Improvement Bonds, General Obligation
	Unlimited, 3.00%, 8/15/20	AA	*	107,440
	Triborough Bridge & Tunnel Authority:
250,000	Revenue Bonds, Ser. C, 5.00%, 11/15/19	Aa2		294,682
500,000	Revenue Bonds, Ser. D, 5.00%, 11/15/26	Aa3		538,345
250,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.50%, 11/15/19	Aa3		304,087
500,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%,
	1/1/20	AA-	*	543,370
				9,150,439
	PUERTO RICO (2.6%)
250,000	Puerto Rico Electric Power Authority Power Revenue, Revenue Bonds, Ser. TT, 5.00%,
	7/1/32	A3		246,813
150,000	Puerto Rico Public Buildings Authority, Revenue Guaranteed Refunding Government
	Facilities Bonds, Ser. M, COMWLTH GTD Insured, 5.75%, 7/1/15	Baa1		163,650
				410,463

2

Value Line New York Tax Exempt Trust

October 31, 2011

TOTAL MUNICIPAL SECURITIES (95.1%)
(Cost $14,407,694)	14,876,035
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (4.9%)	762,331
NET ASSETS (1) (100.0%)	$15,638,366
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
SHARE ($15,638,366 ÷ 1,737,663 shares outstanding)	$9.00

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s
(1)	For federal income tax purposes, the aggregate cost was $14,407,694, aggregate gross unrealized appreciation was $475,970, aggregate gross unrealized depreciation was $7,629 and the net unrealized appreciation was $468,341.
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
NATL-
RE	National Public Finance Guarantee Corporation

3

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s net assets as of October 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	$0	$14,876,035	$0	$14,876,035
Total Investments in Securities	$0	$14,876,035	$0	$14,876,035

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended October 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended October 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	December 21, 2011